Consolidated Statement of Comprehensive (Loss) Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 231.9	$ 150.0
Items that may be reclassified to net income
Foreign currency exchange differences on translation of foreign operations	331.1	(101.4)
Net (loss) gain on hedges of net investment in foreign operations	(112.6)	15.8
Reclassification to income of gains on foreign currency exchange differences	(6.4)	(4.7)
Net loss on cash flow hedges	(14.0)	(6.0)
Reclassification to income of gains on cash flow hedges	(5.5)	(7.0)
Income taxes	9.9	(2.0)
Items that may be reclassified to net income	202.5	(105.3)
Items that will never be reclassified to net income
Remeasurement of defined benefit pension plan obligations	74.2	125.6
Net loss on financial assets carried at fair value through OCI	0.0	(0.1)
Income taxes	(19.7)	(33.4)
Items that will never be reclassified to net income	54.5	92.1
Other comprehensive income (loss)	257.0	(13.2)
Total comprehensive income	488.9	136.8
Attributable to:
Equity holders of the Company	475.6	129.8
Non-controlling interests	$ 13.3	$ 7.0